Operating Segments	3 Months Ended
Mar. 31, 2017
Segment Reporting [Abstract]
Operating Segments
Operating Segments
The Company is organized into five reportable segments based on the nature of services provided and the basis in which management makes business and operating decisions. The Company principally provides energy services in connection with on-shore drilling of oil and natural gas wells for small to large domestic independent oil and nature gas producers. The Company’s five segments consist of pressure pumping services ("Pressure Pumping Services"), well services ("Well Services"), natural sand proppant ("Sand"), contract land and directional drilling services ("Drilling") and other energy services ("Other Energy Services").

The Company's Chief Executive Officer and Chief Financial Officer comprise the Company's Chief Operating Decision Maker function ("CODM"). Segment information is prepared on the same basis that the CODM manages the segments, evaluates the segment financial statements, and makes key operating and resource utilization decisions. Segment evaluation is determined on a quantitative basis based on a function of revenue and earnings before interest, other expense (income), impairment, taxes and depreciation and amortization as well as a qualitative basis, such as nature of the product and service offerings, types of customers.

Based on the CODM's assessment, effective December 31, 2016, the Company reorganized the reportable segments to align with its new management reporting structure and business activities. Prior to this reorganization, the existing reportable segments were comprised of four segments for financial reporting purposes: land and directional drilling services, completion and production services, completion and production - natural sand proppant and remote accommodation services. As a result of this change, there are five reportable segments for financial reporting purposes as described above. Historical information in this Note to the financial statements has been revised to reflect the new reportable segment.

The following table sets forth certain financial information with respect to the Company’s reportable segments:

	Completion and Production
Three Months Ended March 31, 2017	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers...	$8,691,647	$3,190,132	$3,372,063	$9,703,397	$5,506,706	$30,463,945
Revenue from related parties..........	$31,760,906	$152,895	$11,540,419	$1,047,592	$264	$44,502,076
Cost of revenue..............................	$28,707,440	$3,799,776	$12,607,265	$10,953,423	$2,430,082	$58,497,986
Selling, general and administrative expenses...............................................	$1,774,926	$972,405	$2,057,553	$1,295,024	$636,890	$6,736,798
Earnings before interest, other expense, taxes and depreciation and amortization............	$9,970,187	$(1,429,154)	$247,664	$(1,497,458)	$2,439,998	$9,731,237
Other expense .......................	$2,631	$1,182	$14,207	$163,785	$2,341	$184,146
Interest expense..............................	$128,444	$(105,902)	$132,639	$217,182	$24,821	$397,184
Depreciation and amortization.......	$9,157,893	$1,208,241	$1,362,965	$4,968,628	$539,524	$17,237,251
Income tax provision.....................	$—	$(3,691,532)	$—	$—	$585,467	$(3,106,065)
Net income (loss)..........................	$681,219	$1,158,857	$(1,262,147)	$(6,847,053)	$1,287,845	$(4,981,279)
Total expenditures for property, plant and equipment.................	$28,665,309	$—	$174,513	$2,269,277	$593	$31,109,692
At March 31, 2017
Goodwill.......................................	$86,043,148	$—	$2,683,727	$—	$—	$88,726,875
Intangible assets, net.....................	$19,174,183	$124,896	$—	$—	$—	$19,299,079
Total assets...................................	$228,631,538	$47,104,529	$111,028,954	$97,838,858	$30,818,616	$515,422,495

	Completion and Production
Three Months Ended March 31, 2016	Pressure Pumping Services	Well Services	Sand	Drilling	Other Energy Services	Total
Revenue from external customers...	$12,294,529	$2,698,592	$1,281,745	$5,257,738	$7,985,623	$29,518,227
Revenue from related parties..........	$—	$—	$1,918,078	$1,145,999	$555	$3,064,632
Cost of revenue..............................	$11,531,886	$3,927,709	$6,180,754	$7,208,657	$3,542,170	$32,391,176
Selling, general and administrative expenses...............................................	$526,175	$573,296	$601,267	$1,302,473	$610,663	$3,613,874
Earnings before interest, other (income) expense, taxes and depreciation and amortization.......	$236,468	$(1,802,413)	$(3,582,198)	$(2,107,393)	$3,833,345	$(3,422,191)
Other (income) expense .......................	$(19,208)	$9,400	$19,182	$(10,074)	$1,690	$990
Interest expense..............................	$237,055	$98,319	$104,461	$852,574	$3,947	$1,296,356
Depreciation and amortization.......	$8,955,217	$1,397,507	$1,368,517	$5,507,381	$522,450	$17,751,072
Income tax provision.....................	$—	$—	$—	$—	$894,360	$894,360
Net (loss) income..........................	$(8,936,596)	$(3,307,639)	$(5,074,358)	$(8,457,274)	$2,410,898	$(23,364,969)
Total expenditures for property, plant and equipment.................	$30,695	$—	$97,425	$264,171	$147,631	$539,922
At March 31, 2016
Goodwill.......................................	$86,043,148	$—	$2,683,727	$—	$—	$88,726,875
Intangible assets, net.....................	$28,217,683	$152,396	$—	$—	$—	$28,370,079
Total assets...................................	$197,948,317	$60,191,891	$111,084,330	$110,148,572	$35,713,736	$515,086,846

The pressure pumping services segment provides hydraulic fracturing. The well services segment provides coil tubing, flowback and equipment rental services. The sand segment sells, distributes and produces sand for use in hydraulic fracturing. The contract land and directional drilling services segment provides vertical, horizontal and directional drilling services. The other energy services segment primarily provides housing, kitchen and dining, and recreational service facilities for oilfield workers that are located in remote areas away from readily available lodging. The pressure pumping and well service segments primarily services the Utica Shale of Eastern Ohio, Marcellus Shale in Pennsylvania, Eagle Ford and Permian basin in Texas and mid-continent region. The natural sand proppant segment primarily services the Utica Shale and Montney Shale in British Columbia and Alberta, Canada. The contract land and directional drilling services segment primarily services the Permian Basin in West Texas. The other energy services segment provides service primarily in Canada.